Income (loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Schedule of details of number of shares and income (loss)
	Year Ended December 31,
	2020		2019		2018
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands
For the computation of basic income (loss)	44,140,771	$17,140	40,320,888	$22,251	40,275,374	$22,296
Effect of potential dilutive ordinary shares	449,107	-	260,739	-	170,043	-

For the computation of diluted income (loss)	44,589,878	$17,140	40,581,627	$22,251	40,445,417	$22,296